SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account		$ 5,060
Unrealized loss on marketable securities held in Trust Account		(33,449)
Net loss	$ (51,352,965)	(2,493,666)
Temporary Equity, Net Income		(28,389)
Non-Redeemable Net Loss		$ (2,465,277)
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock	8,948,018	6,582,520
Basic and diluted net loss per share, Common stock	$ (5.74)	$ (0.37)
Class A Common Stock
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock		19,978,262
Basic and diluted net loss per share, Common stock		$ 0.00
Class A Common Stock Subject to Redemption
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock		6,582,520
Basic and diluted net loss per share, Common stock		$ (0.37)